Annual Total Returns - Fidelity Latin America Fund [BarChart] - 10.31 Fidelity Latin America Fund - AMCIZ PRO-13 - Fidelity Latin America Fund - Fidelity Advisor Latin America Fund: Class A	Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(16.06%)
Annual Return 2012	3.77%
Annual Return 2013	(17.50%)
Annual Return 2014	(16.50%)
Annual Return 2015	(30.07%)
Annual Return 2016	19.35%
Annual Return 2017	30.08%
Annual Return 2018	(10.70%)
Annual Return 2019	40.19%
Annual Return 2020	(20.81%)